Average Annual Total Returns	12 Months Ended	60 Months Ended	109 Months Ended	110 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [2]	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)		1.87% [1]
Lipper Core Plus Bond Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	7.54%	(0.01%)	2.29%
T. Rowe Price Total Return Fund - Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.45%	(0.40%)		2.24%
Performance Inception Date				Nov. 15, 2016
T. Rowe Price Total Return Fund - Investor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.26%	(2.08%)		0.60%
T. Rowe Price Total Return Fund - Investor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.38%	(1.02%)		1.02%
T. Rowe Price Total Return Fund - I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.47%	(0.27%)		2.37%
Performance Inception Date				Nov. 15, 2016
T. Rowe Price Total Return Fund - Advisor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.02%	(0.69%)		1.94%
Performance Inception Date				Nov. 15, 2016

[1]	Return since 11/15/16.
[2]	Return since 11/30/16.